Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2016
BIS statistics
BIS statistics – Basel III
end of	2016	2015
Eligible capital (CHF million)
CET1 capital	36,576	42,072
Additional tier 1 capital	12,289	10,991
Tier 1 capital	48,865	53,063
Tier 2 capital	6,863	9,619
Total eligible capital	55,728	62,682
Risk-weighted assets (CHF million)
Credit risk	176,700	193,198
Market risk	23,248	29,799
Operational risk	66,055	66,438
Non-counterparty risk	5,369	5,515
Risk-weighted assets	271,372	294,950
Capital ratios (%)
CET1 ratio	13.5	14.3
Tier 1 ratio	18.0	18.0
Total capital ratio	20.5	21.3

Bank
BIS statistics
BIS statistics – Basel III
end of	2016	2015
Eligible capital (CHF million)
CET1 capital	35,177	40,013
Additional tier 1 capital	11,605	10,557
Total tier 1 capital	46,782	50,570
Tier 2 capital	6,921	9,672
Total eligible capital	53,703	60,242
Risk-weighted assets (CHF million)
Credit risk	169,400	185,574
Market risk	23,198	29,755
Operational risk	66,055	66,438
Non-counterparty risk	5,116	5,180
Risk-weighted assets	263,769	286,947
Capital ratios (%)
CET1 ratio	13.3	13.9
Tier 1 ratio	17.7	17.6
Total capital ratio	20.4	21.0